Other investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 25, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Other investments
Available-for-sale debt securities, Original cost				¥ 160,314		¥ 112,314
Other investments, Original cost				1,540,958		2,024,859
Equity investments with readily determinable fair value, Unrealized gains (loss)		$ 23,978	¥ 166,932	191,842	¥ 55,615
Other investments, Unrealized gains (loss)			339,129	173,398
Available-for-sale debt securities, Accumulated impairment				(35,073)		(118,689)
Other investments, Accumulated impairment				(308,913)		(436,502)
Available-for-sale debt securities, Translation difference			6,375	5,117
Other investments, Translation difference			75,270	65,108
Available-for-sale debt securities, Estimated Fair value				130,358
Other Investments, Estimated Fair value		287,678		1,470,551		2,002,756
Impairment loss on available-for-sale debt securities			83,616	20,073	15,000
Impairment loss on equity investments without readily determinable fair value			43,973	0	118,026
Zhejiang Merit Interactive Network Technology Co Ltd
Other investments
Equity investments without readily determinable fair values, Estimated Fair value							¥ 48,000
Equity investments with readily determinable fair value
Other investments
Equity investments with readily determinable fair value, Unrealized gains (loss)			165,731	105,235	(442)
Gain on disposal of the investment			190	0	55,615
Impairment loss on equity investments with readily determinable fair value					¥ 0
Equity investments without readily determinable fair values
Other investments
Equity investments without readily determinable fair values, Unrealized gains (loss)				68,163
Private equity fund | Equity investments without readily determinable fair values
Other investments
Maximum limit to invest in equity investments without readily determinable fair value		$ 58,400				407,000		$ 250,000	¥ 1,740,000
Guofu Life Insurance Co., Ltd | Equity investments without readily determinable fair values
Other investments
Investments made in equity investments without readily determinable fair value	¥ 240,000
Private Company, Engaged in Global High-quality Food Sales [Member]
Other investments
Investments made in equity investments without readily determinable fair value	¥ 144,400
Equity investments with readily determinable fair value
Other investments
Equity investments with readily determinable fair value, Original cost				149,406		268,910
Equity investments with readily determinable fair value, Unrealized gains (loss)			270,966	105,235
Equity investments with readily determinable fair value, Accumulated impairment				(48,634)		(48,634)
Equity investments with readily determinable fair value, Translation difference			15,060	11,029
Equity investments with readily determinable fair value, Estimated Fair value				217,036		506,302
Impairment loss on equity investments with readily determinable fair value			0
Equity investments with readily determinable fair value | Equity investments with readily determinable fair value
Other investments
Impairment loss on equity investments with readily determinable fair value				0
Equity investments without readily determinable fair values
Other investments
Equity investments without readily determinable fair values, Original cost				1,231,238		1,643,635
Equity investments without readily determinable fair values, Unrealized gains (loss)			68,163	68,163
Equity investments without readily determinable fair values, Accumulated impairment				(225,206)		(269,179)
Equity investments without readily determinable fair values, Translation difference			53,835	48,962
Equity investments without readily determinable fair values, Estimated Fair value				1,123,157		¥ 1,496,454
Equity investments without readily determinable fair values | Private equity fund
Other investments
Investments made in equity investments without readily determinable fair value			¥ 535,400	¥ 126,100